Income Taxes - Unrecognized tax benefit (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax benefits
Unrecognized tax benefits, beginning of period	$ 411	$ 411
Unrecognized tax benefits, end of period	$ 411	$ 411